Offerings - Offering: 1	Sep. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.40% General Mortgage Bonds, Series AS, due 2031
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99934
Maximum Aggregate Offering Price	$ 699,538,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,606.20
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295924-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.